CONSOLIDATED STATEMENT OF INCOME AND OTHER COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues	$ 91,293,675	$ 83,181,113
Cost of goods sold	67,646,107	61,103,936
Gross Profit	23,647,568	22,077,177
Operating Expenses
Selling expenses	6,436,821	6,064,466
General and administrative expenses	6,149,411	3,879,615
Research and development expenses	2,091,513	2,484,566
Total operating expenses	14,677,745	12,428,647
Income from Operations	8,969,823	9,648,530
Other Income (Expense):
Interest income	53,019	41,448
Interest expense	(1,115,633)	(1,197,986)
Subsidy income	901,852	597,122
Foreign currency transaction gain	476,576	36,163
Other income (expense), net	104,942	(28,336)
Total other income (expense), net	420,756	(551,589)
Income Before Income Taxes	9,390,579	9,096,941
Provision for Income Taxes	1,442,406	1,368,798
Net Income	7,948,173	7,728,143
Less: net (loss) income attributable to noncontrolling interest	(93,368)	241,975
Net income attributable to Fuling Global Inc.	8,041,541	7,486,168
Other Comprehensive Income
Foreign currency translation loss	(702,167)	(164,781)
Comprehensive Income	$ 7,339,374	$ 7,321,387
Earnings per share
Basic and diluted	$ 0.65	$ 0.64
Weighted average number of shares
Basic and diluted	12,335,072	11,666,667
Cash dividends per share
Basic and diluted		$ 0.88